Investments In Associates And Joint Ventures - Summary of Financial Information for Associates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial information of associates [line items]
Assets	S/ 3,233,254	S/ 3,891,946
Liabilities	(2,891,614)	(3,549,185)
Assets	4,197,142	4,775,724	S/ 4,717,976
Liabilities	(2,048,851)	(2,529,407)
Revenues	3,899,462	4,014,013	4,137,309
(Loss) profit before income tax	133,948	45,112	(708,134)
Income tax	(113,318)	(46,305)	152,182
Loss from continuing operations after income tax	20,630	(1,193)	(555,952)
Other comprehensive loss	14,294	(8,280)	(20,599)
Comprehensive income of the year	71,709	200,958	S/ (472,197)
Gasoducto Sur Peruano S.A. [member]
Disclosure of financial information of associates [line items]
Assets		6,813,938
Liabilities		(5,028,381)
Net assets		1,785,557
Revenues		0
Other comprehensive loss		0
Concesionaria Chavimochic S.A.C. [member]
Disclosure of financial information of associates [line items]
Assets	66,052	73,004
Liabilities	(2,183)	(1,111)
Assets	13,580	11,809
Liabilities		(342)
Net assets	77,449	83,360
Revenues	0	0
(Loss) profit before income tax	(8,455)	(43,340)
Income tax	2,543	3,185
Loss from continuing operations after income tax	(5,912)	(40,155)
Other comprehensive loss	0	0
Comprehensive income of the year	S/ (5,912)	S/ (40,155)